OTHER ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
OTHER ACCOUNTS RECEIVABLE
NOTE 3:-	OTHER ACCOUNTS RECEIVABLE

	December 31,
	2016	2015

Prepaid expenses (*)	$73	$5
Governments authorities	5	6

	$78	$11

(*)	Representing mainly an advance payment to the shell company as part of the Merger agreement (see Note 14b).